PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
Prepayments and Other Current Assets

Prepayments and other current assets consist of the following:

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
Indemnification assets from a business acquisition	4,911	4,519	728
Deposits	4,776	286	46
Advances to employees	786	2,344	378
Receivables from game developers	13,600	—	—
Interests receivable	528	543	88
Prepaid expenses	62,086	176,117	28,385
Others	4,898	9,046	1,458

Total	91,585	192,855	31,083